S000010351 [Member] Investment Objectives and Goals - AB National Portfolio	May 31, 2026
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY INFORMATION AB National Portfolio
Objective [Heading]	INVESTMENT OBJECTIVE:
Objective, Primary [Text Block]
The investment objective of the Portfolio is to earn the highest level of current income, exempt from federal income tax, that is available without assuming what the Adviser considers to be undue risk to principal or income.